Schedule of Restricted Stock Awards Activity (Details) - Restricted Stock Awards (RSA) [Member] - $ / shares		9 Months Ended	12 Months Ended
	Jan. 01, 2024	Jun. 30, 2024	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested beginning balance		5,514
Unvested weighted average grant fair value, beginning balance		$ 28.27
Restricted stock unit, granted	63,819	63,819	5,514
Weighted average grant fair value, granted		$ 1.76	$ 28.27
RSA, Vested		(5,514)
Weighted Average Grant Date Fair Value, Vested		$ 28.27
Unvested ending balance		63,819	5,514
Unvested weighted average grant fair value, ending balance		$ 1.76	$ 28.27